Note 5 (Detail) - Write-Offs and Lots Walked Away From (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Number of Walk-Away Lots	415	1,380	1,601	5,815
Write-Offs	$ 0.5	$ 6.3	$ 1.8	$ 13.7
Northeast [Member]
Number of Walk-Away Lots	210	486	210	1,531
Write-Offs	0.1	0.8	0.4	4.0
Mid-Atlantic [Member]
Number of Walk-Away Lots		485	182	2,259
Write-Offs		4.8	0.2	5.3
Midwest [Member]
Number of Walk-Away Lots	89		194	230
Write-Offs	0.1		0.2	0.4
Southeast [Member]
Number of Walk-Away Lots		184	734	1,357
Write-Offs		0.5	0.7	0.8
Southwest [Member]
Number of Walk-Away Lots	116	225	281	295
Write-Offs	0.3	0.1	0.3	0.1
West [Member]
Number of Walk-Away Lots				143
Write-Offs		$ 0.1		$ 3.1